Inventories - Schedule of Inventories of Land (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Land	S/ 317,337	S/ 398,120
Lurin [member]
Disclosure of inventories [line items]
Land	103,574	95,634
Ancon [member]
Disclosure of inventories [line items]
Land	37,823	35,934
Huancayo [member]
Disclosure of inventories [line items]
Land	13,572	11,618
Miraflores [member]
Disclosure of inventories [line items]
Land	1,349	80,552
San Miguel [member]
Disclosure of inventories [line items]
Land	44,126	70,556
San Isidro [member]
Disclosure of inventories [line items]
Land	58,441	46,606
Nuevo Chimbote [member]
Disclosure of inventories [line items]
Land	17,201	17,054
Canta callao [member]
Disclosure of inventories [line items]
Land	12,978
Others [member]
Disclosure of inventories [line items]
Land	S/ 28,273	S/ 40,166